UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Niemann Capital Management

Address:   5615 Scotts Valley Drive, Suite 200
           Scotts Valley, CA 95066


Form 13F File Number: 28-03429


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard West
Title:  CCO
Phone:  800-622-1626

Signature,  Place,  and  Date  of  Signing:

/s/ Richard West                   Scotts Valley, CA                  5/6/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              20

Form 13F Information Table Value Total:  $      143,566
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                      COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                      VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
POWERSHARES ETF PHARMA PORT                 ETF            73935X799    14804   374889          SOLE                Sole      0    0
ISHARES TRUST NASDAQ BIOTECH INDEX FUND-    ETF            464287556    14851    92860          SOLE                Sole      0    0
SHS NASDAQ BIOTECHNOLOGY INDEX FUND
SPDR S&P BIOTECH ETF                        ETF            78464A870    10872   108855          SOLE                Sole      0    0
ISHARES TRUST- SHS DOW JONES US HEALTHCARE  ETF            464287762    10531   109222          SOLE                Sole      0    0
SECTOR INDEX FUND
POWERSHARES KBW PREMIUM YIELD EQUITY REIT   ETF            73936Q819    11851   362741          SOLE                Sole      0    0
PORTFOLIO
BIOTECH HOLDRS TRUST                        ETF            57060U183    13846   213023          SOLE                Sole      0    0
ISHARES MSCI ETFCAPPED INVESTABLE MKTINDEX  ETF            464289123     4335   116322          SOLE                Sole      0    0
FUND
GUGGENHEIM EXCH TRD FDSPIN-OFF ETF          ETF            18383M605     9536   268630          SOLE                Sole      0    0
SPDR KBW INSURANCE ETF                      ETF            78464A789    13230   255018          SOLE                Sole      0    0
ISHARES MSCI PHILIPPINES INVESTABLE MARKET  ETF            46429B408     5168   125613          SOLE                Sole      0    0
INDEX FUND
IQ US REAL ESTATE SMALL CAP ETF             ETF            45409B628     3009   114426          SOLE                Sole      0    0
SPDR S&P HOMEBUILDERS ETF                   ETF            78464A888     2565    85323          SOLE                Sole      0    0
SPDR S&P TRANSPORTATION ETF                 ETF            78464A532    10732   163777          SOLE                Sole      0    0
WISDOMTREE JPN HDGD EQTYJAPAN HEDGED        ETF            97717W851     2829    65497          SOLE                Sole      0    0
EQUITY FUND
ISHARES DOW JONES US HOME CONSTRUCTION      ETF            464288752     4044   169265          SOLE                Sole      0    0
INDEX FUND
VANGUARD HEALTH CARE ETF                    ETF            92204A504     2788    33625          SOLE                Sole      0    0
POWERSHARES ETF TRUST DYNAMIC BUILDING &    ETF            73935X666     3267   161739          SOLE                Sole      0    0
CONSTRUCTION PORTFOLIO
PIMCO 05 YEAR HIGH YIELD CORPORATE BOND     ETF            72201R783     4042    38657          SOLE                Sole      0    0
INDEX FUND
POWERSHARES KBW PROPERTY & CASUALTY         ETF            73936Q777      731    20888          SOLE                Sole      0    0
INSURANCE PORTFOLIO
VANGUARD INTERNATIONAL EQUITY INDEX FUNDS   ETF            922042676      535     9331          SOLE                Sole      0    0
VANGUARD GLOBAL EX-U.S. REAL ESTATE ET